                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01228

                        Van Kampen Growth and Income Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
 -------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 11/30

Date of reporting period: 11/30/04

Item 1. Report to Shareholders.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Growth and Income Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of November 30, 2004.

       THIS PIECE MUST BE PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 11/30/04

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the S&P 500 Index and the Russell 1000 Index from 11/30/94 through 11/30/04. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                  VAN KAMPEN GROWTH AND
                                                       INCOME FUND                S&P 500 INDEX            RUSSELL 1000 INDEX
                                                  ---------------------           -------------            ------------------
11/94                                                      9424                       10000                       10000
12/94                                                      9475                       10148                       10143
                                                          10376                       11136                       11108
                                                          11290                       12198                       12155
                                                          12150                       13168                       13237
12/95                                                     12855                       13961                       13973
                                                          13504                       14710                       14744
                                                          13784                       15369                       15344
                                                          14092                       15845                       15845
12/96                                                     15174                       17164                       17108
                                                          15370                       17626                       17373
                                                          17634                       20700                       20292
                                                          19032                       22250                       22062
12/97                                                     18890                       22889                       22725
                                                          21423                       26083                       25762
                                                          21810                       26944                       26407
                                                          19302                       24263                       23683
12/98                                                     22373                       29428                       28865
                                                          22003                       30893                       30056
                                                          24716                       33070                       32199
                                                          22920                       31005                       30073
12/99                                                     25215                       35618                       34903
                                                          26861                       36436                       36427
                                                          26514                       35467                       35177
                                                          29197                       35120                       35429
12/00                                                     30010                       32375                       32189
                                                          27509                       28535                       28144
                                                          29224                       30206                       29919
                                                          26286                       25775                       25362
12/01                                                     28192                       28534                       28182
                                                          29501                       28614                       28391
                                                          26997                       24781                       24571
                                                          22220                       20501                       20414
12/02                                                     24045                       22233                       22080
                                                          22846                       21533                       21432
                                                          26543                       24849                       24805
                                                          27173                       25506                       25549
12/03                                                     30675                       28614                       28682
                                                          31215                       29100                       29227
                                                          31672                       29602                       29635
                                                          31771                       29047                       29097
11/04                                                     33556                       30685                       30831

                                                                                       R SHARES    I SHARES
                            A SHARES             B SHARES             C SHARES          SINCE        SINCE
                         since 8/01/46        since 8/02/93        since 8/02/93       10/01/02    10/19/04
------------------------------------------------------------------------------------------------------------
AVERAGE                            W/MAX                W/MAX                W/MAX
ANNUAL                             5.75%                5.00%                1.00%
TOTAL                  W/O SALES   SALES    W/O SALES   SALES    W/O SALES   SALES    W/O SALES    W/O SALES
RETURNS                 CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE    CHARGES      CHARGES

Since Inception          9.95%      9.84%    11.87%     11.87%    11.59%     11.59%     18.93%       6.60%
10-year                 13.54      12.87     13.02      13.02     12.69      12.69         --          --
5-year                   6.36       5.11      5.56       5.32      5.59       5.59         --          --
1-year                  16.72      10.03     15.76      10.76     15.86      14.86      16.36          --
------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total returns with sales charges include payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares, up to 1.00 percent for Class B and C shares and 0.50 percent for Class R shares. Class R shares are available for purchase by investors through or in tax-exempt retirement plans (401(k) plans, 457 plans, defined benefit plans, profit sharing and money purchase pension plans, non-qualified deferred compensation plans, and employer sponsored 403(b) plans). Class R shares are offered without any sales charges on purchases or sales. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined 12b-1 fees and service fees. The since inception and 10-year returns for Class B shares reflect the conversion to Class A shares after 6 years. The since inception return for Class C shares reflects the conversion to Class A shares after 10 years. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell 1000(R) Index is generally representative of the U.S. market for large-capitalization stocks. The S&P 500 Stock Index is generally representative of the U.S. stock market. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Index data source: Lipper Inc.

Fund Report

FOR THE 12-MONTH PERIOD ENDED NOVEMBER 30, 2004

Van Kampen Growth and Income Fund is managed by the adviser's Equity Income team.(1) Current members include James A. Gilligan, Managing Director of the adviser; James O. Roeder, Executive Director of the adviser; Tom Bastian, Vice President of the adviser; Sergio Marcheli, Vice President of the adviser; and Vincent E. Vizachero, Vice President of the adviser.

MARKET CONDITIONS

In a 12-month period that gave investors plenty of reasons to be wary, the broad stock market performed reasonably well, as evidenced by the S&P 500 Index's return of 12.85 percent.

The case for negative sentiment was driven by many factors. Rising interest rates, inflation, high energy costs, a falling dollar, and uncertainty about the outcome of the presidential election threatened to dampen the pace of economic recovery. In addition, the continued violence in Iraq and ongoing terrorism fears were an ever-present reminder of the significant geopolitical risks for investors.

However, despite these challenges, stocks still managed to climb. Except for those in the technology sector, companies generally reported good earnings, and consumers continued to spend. Inflation was contained, though it remained a concern throughout the period. Although the economy hit a "soft patch" in the second quarter of 2004, the third quarter showed some improvement, and the decisive election outcome led to a November rally.

(1)Team members may change at any time without notice.
 2

PERFORMANCE ANALYSIS

Van Kampen Growth and Income Fund outperformed its benchmark indexes, returning
16.72 percent (Class A shares, assuming no front-end sales charge was paid) for the 12-month period ended November 30, 2004. The fund's benchmark indexes, the Russell 1000 Index and the S&P 500 Index returned 12.66 percent and 12.85 percent, respectively, for the same period.

Energy stocks were the place to be in 2004, though this was not always a widely held belief in the marketplace. In 2003, with the Iraq war imminent, analysts and oil companies forecasted a $20 to $30 per barrel environment. However, we believed this sentiment was overblown, and continued to hold the fund's energy positions because we liked the compelling fundamentals. But when supply disruptions and rising demand lifted and held the commodity price in the $40 to $50 range, these companies generated huge profit margins. Some of the fund's best-performing holdings included BP, the world's second-largest oil company, with its strong return on capital. Schlumberger, an oil-services provider, also benefited from high oil prices and from further rationalization of its business, following the sale of a non-oil-related technology business. Another strong performer for the fund was refiner Valero Energy, which expanded its profit margins, as it was able to command higher prices for its gasoline products relative to the costs of refining.

The fund's financial stocks -- which included a mix of insurance companies, money-center banks, and investment banks and brokers--also contributed to overall performance, due to their interest-rate sensitivity. Insurance company Chubb was the best performer in this group. A new management team has helped turn the company around in the past few years and taken advantage of better pricing power.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDING NOVEMBER 30, 2004

---------------------------------------------------------------------------------------
                                                                        STANDARD
                                                           RUSSELL      & POOR'S
      CLASS A   CLASS B   CLASS C   CLASS I   CLASS R   1000(R) INDEX   500 INDEX

      16.72%    15.76%    15.86%      --      16.36%       12.66%        12.85%
---------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE PERFORMANCE SUMMARY FOR ADDITIONAL PERFORMANCE INFORMATION.

The performance for the five share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance.

Stocks with economic sensitivity also performed well. For example, a position in Norfolk Southern, a railroad operator, benefited from increasing freight traffic as the economy rebounded. Norfolk is a particular standout because of its strong pricing power and well-managed rail system.

Although the fund had positive performance from all of its sector representations, negative performance from individual holdings did detract from results. A position in Clear Channel Communications lagged as the radio company continues to struggle with increased competition from satellite providers and declining pricing power, which has hurt advertising revenue growth.

Intel, the semiconductor maker, fell short of expectations amid slowing demand from personal computer manufacturers. Company managements were also reluctant to pull the trigger on technology spending, further contributing to the fall-off in semiconductor orders and build-up of inventories.

The fund's holdings in hospital operator Tenet Healthcare were sold after a precipitous decline early in 2004. After guiding earnings downward several times, Tenet's management announced that cleaning up its accounting issues would take longer than expected and would require the sale of some of its hospital assets.

For most of 2004, we didn't see any real justification for the market's negativism. Although some uncertainties now have been lifted, we nevertheless continue to be cautious. Stocks, and especially value stocks, performed well in 2003 and 2004. As a result, finding attractively valued stocks will likely be challenging in the upcoming year. Furthermore, the declining dollar and rising interest rates could pose threats to corporate earnings and consumer spending, particularly if business spending does not ramp up.

However, a rising interest-rate environment can also be the sign of a healthier economy. Towards the end of the period, energy prices did back down somewhat, which could allow the market some room for improvement in the near term. We continue to believe in the long-term prospects of stock investing and building the fund's portfolio one stock at a time with our value-with-a-catalyst investment discipline.

There is no guarantee that any securities will continue to perform well or be held by the fund in the future.

TOP 10 HOLDINGS AS OF 11/30/04
Bristol-Myers Squibb Co.                                        3.1%
J.P. Morgan Chase & Co.                                         2.9
Bayer AG                                                        2.7
BP PLC                                                          2.6
Time Warner, Inc.                                               2.4
Royal Dutch Petroleum Co.                                       2.2
Chubb Corp.                                                     2.2
Schlumberger Ltd.                                               2.1
Sprint Corp.                                                    2.1
Lehman Brothers Holdings, Inc.                                  2.0

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 11/30/04
Pharmaceuticals                                                 9.7%
Integrated Oil & Gas                                            8.0
Other Diversified Financial Services                            4.9
Electric Utilities                                              4.8
Integrated Telecommunication Services                           4.5
Investment Banking & Brokerage                                  4.5
Movies & Entertainment                                          4.3
Diversified Chemicals                                           4.0
Property & Casualty                                             3.4
Life & Health Insurance                                         2.6
Packaged Foods                                                  2.2
Oil & Gas Equipment & Services                                  2.1
Aerospace & Defense                                             2.1
Hotels                                                          2.1
Railroads                                                       2.0
Automobile Manufacturers                                        1.9
Industrial Machinery                                            1.9
Systems Software                                                1.8
Data Processing & Outsourcing Services                          1.7
Thrifts & Mortgage Finance                                      1.6
Multi-Line Insurance                                            1.6
Industrial Conglomerates                                        1.6
Broadcasting & Cable TV                                         1.5
Diversified Banks                                               1.4
Auto Parts & Equipment                                          1.3
IT Consulting & Other Services                                  1.3
Gold                                                            1.3
Soft Drinks                                                     1.2
Managed Health Care                                             1.2
Oil & Gas Refining & Marketing                                  1.2
Household Products                                              1.2

                                           (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 11/30/04
                                     (continued from previous page)
Health Care Equipment                                           1.1
Diversified Commercial Services                                 1.1
General Merchandise Stores                                      1.0
Department Stores                                               0.9
Tobacco                                                         0.9
Computer Hardware                                               0.8
Regional Banks                                                  0.7
Paper Packaging                                                 0.6
Communications Equipment                                        0.6
Semiconductors                                                  0.5
Semiconductor Equipment                                         0.5
Restaurants                                                     0.4
Biotechnology                                                   0.2
                                                              -----
Total Long Term Investments                                    94.2%
Short-Term Investments                                          5.9
Liabilities in Excess of Other Assets                          (0.1)
                                                              -----
Net Assets                                                    100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Holdings and industries are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, each Van Kampen fund makes portfolio holdings information available by periodically providing the information on its public web site, www.vankampen.com. Each Van Kampen fund provides a complete schedule of portfolio holdings on the public web site on a calendar-quarter basis approximately 30 days after the close of the calendar quarter.

       You may obtain copies of the fund's fiscal quarter filings, or its monthly or calendar-quarter web site postings, by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 6/1/04 - 11/30/04.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, and $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  6/1/04          11/30/04       6/1/04-11/30/04
Class A
  Actual.....................................    $1,000.00        $1,083.89           $4.32
  Hypothetical...............................     1,000.00         1,020.90            4.19
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,079.48            8.21
  Hypothetical...............................     1,000.00         1,017.10            7.97
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,079.90            8.16
  Hypothetical...............................     1,000.00         1,017.10            7.92
  (5% annual return before expenses)
Class R
  Actual.....................................     1,000.00         1,081.94            5.57
  Hypothetical...............................     1,000.00         1,019.60            5.40
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,065.98            0.72**
  Hypothetical...............................     1,000.00         1,005.04            0.70**
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.83%, 1.58%, 1.57%, 1.07% and 0.61% for Class A, B, C, R and I Shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

** Expenses represent the period 10/19/04 to 11/30/04, which encompasses the Class I since inception to the end of the reporting period.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCKS  94.2%
AEROSPACE & DEFENSE  2.1%
Northrop Grumman Corp. .....................................  1,341,000    $   75,538,530
Raytheon Co. ...............................................  1,668,200        67,295,188
                                                                           --------------
                                                                              142,833,718
                                                                           --------------
AUTO PARTS & EQUIPMENT  1.3%
Magna International, Inc., Class A (Canada).................  1,122,350        88,811,555
                                                                           --------------

AUTOMOBILE MANUFACTURERS  1.9%
Honda Motor Co. Ltd.--ADR (Japan)...........................  5,583,000       133,712,850
                                                                           --------------

BIOTECHNOLOGY  0.2%
Applera Corp.--Applied Biosystems Group.....................    534,900        10,965,450
                                                                           --------------

BROADCASTING & CABLE TV  1.5%
Clear Channel Communications, Inc. .........................  3,116,500       104,963,720
                                                                           --------------

COMMUNICATIONS EQUIPMENT  0.6%
Motorola, Inc. .............................................  2,024,600        38,993,796
                                                                           --------------

COMPUTER HARDWARE  0.8%
International Business Machines Corp. ......................    592,100        55,799,504
                                                                           --------------

DATA PROCESSING & OUTSOURCING SERVICES  1.7%
Automatic Data Processing, Inc. ............................  1,484,300        67,580,179
SunGard Data Systems, Inc. (a)..............................  1,851,600        49,085,916
                                                                           --------------
                                                                              116,666,095
                                                                           --------------
DEPARTMENT STORES  0.9%
Kohl's Corp. (a)............................................  1,401,300        64,684,008
                                                                           --------------

DIVERSIFIED BANKS  1.4%
Bank of America Corp. ......................................  2,146,900        99,337,063
                                                                           --------------

DIVERSIFIED CHEMICALS  4.0%
Bayer AG--ADR (Germany).....................................  5,784,300       184,114,269
Dow Chemical Co. ...........................................  1,839,250        92,826,948
                                                                           --------------
                                                                              276,941,217
                                                                           --------------
DIVERSIFIED COMMERCIAL SERVICES  1.1%
Equifax, Inc. ..............................................  2,634,100        72,753,842
                                                                           --------------

ELECTRIC UTILITIES  4.8%
American Electric Power Co., Inc. ..........................    148,000         5,057,160
Consolidated Edison, Inc. ..................................  1,144,600        50,190,710
Edison International, Inc. .................................  1,023,700        32,656,030
Entergy Corp. ..............................................  1,279,900        82,963,118

 10                                            See Notes to Financial Statements

VAN KAMPEN GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
ELECTRIC UTILITIES (CONTINUED)
Exelon Corp. ...............................................  1,981,000    $   82,627,510
FirstEnergy Corp. ..........................................  1,807,700        76,339,171
                                                                           --------------
                                                                              329,833,699
                                                                           --------------
GENERAL MERCHANDISE STORES  1.0%
Target Corp. ...............................................  1,294,700        66,314,534
                                                                           --------------

GOLD  1.3%
Newmont Mining Corp. .......................................  1,846,200        87,417,570
                                                                           --------------

HEALTH CARE EQUIPMENT  1.1%
Bausch & Lomb, Inc. ........................................  1,326,200        78,086,656
                                                                           --------------

HOTELS  2.1%
Hilton Hotels Corp. ........................................  1,420,590        29,349,389
Marriott International, Inc., Class A.......................  1,313,900        74,695,215
Starwood Hotels & Resorts Worldwide, Inc. ..................    708,700        37,057,923
                                                                           --------------
                                                                              141,102,527
                                                                           --------------
HOUSEHOLD PRODUCTS  1.2%
Kimberly-Clark Corp. .......................................  1,253,300        79,722,413
                                                                           --------------

INDUSTRIAL CONGLOMERATES  1.6%
General Electric Co. .......................................  3,018,800       106,744,768
                                                                           --------------

INDUSTRIAL MACHINERY  1.9%
Ingersoll-Rand Co., Class A (Bermuda).......................    702,500        52,280,050
Parker Hannifin Corp. ......................................  1,087,700        81,359,960
                                                                           --------------
                                                                              133,640,010
                                                                           --------------
INTEGRATED OIL & GAS  8.0%
BP PLC--ADR (United Kingdom)................................  2,861,140       175,530,939
ConocoPhillips..............................................  1,140,040       103,732,240
Exxon Mobil Corp. ..........................................  2,397,400       122,866,750
Royal Dutch Petroleum Co. (Netherlands).....................  2,640,800       151,212,208
                                                                           --------------
                                                                              553,342,137
                                                                           --------------
INTEGRATED TELECOMMUNICATION SERVICES  4.5%
France Telecom--ADR (France)................................  1,753,000        55,009,140
Sprint Corp. ...............................................  6,271,010       143,041,738
Verizon Communications, Inc. ...............................  2,770,114       114,211,800
                                                                           --------------
                                                                              312,262,678
                                                                           --------------
INVESTMENT BANKING & BROKERAGE  4.5%
Charles Schwab Corp. .......................................  1,746,500        18,827,270
Goldman Sachs Group, Inc. ..................................    226,000        23,675,760
Lehman Brothers Holdings, Inc. .............................  1,658,900       138,982,642
Merrill Lynch & Co., Inc. ..................................  2,346,400       130,717,944
                                                                           --------------
                                                                              312,203,616
                                                                           --------------
IT CONSULTING & OTHER SERVICES  1.3%
Accenture, Ltd., Class A (Bermuda) (a)......................  3,404,000        88,299,760
                                                                           --------------

See Notes to Financial Statements                                             11

VAN KAMPEN GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE  2.6%
Aegon N.V. (Netherlands)....................................  1,746,000    $   21,632,940
Metlife, Inc. ..............................................  1,815,590        70,808,010
Prudential Financial, Inc. .................................  1,733,500        84,854,825
                                                                           --------------
                                                                              177,295,775
                                                                           --------------
MANAGED HEALTH CARE  1.2%
Cigna Corp. ................................................  1,152,500        80,698,050
                                                                           --------------

MOVIES & ENTERTAINMENT  4.3%
Time Warner, Inc. (a).......................................  9,149,900       162,044,729
Viacom, Inc., Class B.......................................    772,000        26,788,400
Walt Disney Co. ............................................  4,087,700       109,877,376
                                                                           --------------
                                                                              298,710,505
                                                                           --------------
MULTI-LINE INSURANCE  1.6%
Hartford Financial Services Group, Inc. ....................  1,671,340       106,965,760
                                                                           --------------

OIL & GAS EQUIPMENT & SERVICES  2.1%
Schlumberger Ltd. ..........................................  2,212,320       145,194,562
                                                                           --------------

OIL & GAS REFINING & MARKETING  1.2%
Valero Energy Corp. ........................................  1,718,580        80,412,358
                                                                           --------------

OTHER DIVERSIFIED FINANCIAL SERVICES  4.9%
Citigroup, Inc. ............................................  3,090,200       138,286,450
J.P. Morgan Chase & Co. ....................................  5,209,012       196,119,302
                                                                           --------------
                                                                              334,405,752
                                                                           --------------
PACKAGED FOODS  2.2%
Cadbury Schweppes PLC--ADR (United Kingdom).................  2,206,100        79,419,600
Kraft Foods, Inc. ..........................................  2,187,500        74,812,500
                                                                           --------------
                                                                              154,232,100
                                                                           --------------
PAPER PACKAGING  0.6%
Temple-Inland, Inc. ........................................    685,550        40,851,925
                                                                           --------------

PHARMACEUTICALS  9.7%
Bristol-Myers Squibb Co. ...................................  9,010,700       211,751,450
Eli Lilly & Co. ............................................    604,000        32,211,320
GlaxoSmithKline PLC--ADR (United Kingdom)...................    926,000        39,392,040
Roche Holdings, Inc.--ADR (Switzerland).....................  1,226,400       129,332,955
Sanofi Aventis--ADR (France)................................  1,548,800        58,304,886
Schering-Plough Corp. ......................................  7,035,100       125,576,535
Wyeth, Inc. ................................................  1,780,400        70,984,548
                                                                           --------------
                                                                              667,553,734
                                                                           --------------
PROPERTY & CASUALTY  3.4%
Chubb Corp. ................................................  1,978,300       150,766,243
The St. Paul Travelers Co., Inc. ...........................  2,279,786        83,166,593
                                                                           --------------
                                                                              233,932,836
                                                                           --------------

 12                                            See Notes to Financial Statements

VAN KAMPEN GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
RAILROADS  2.0%
Norfolk Southern Corp. .....................................  3,932,260    $  134,994,486
                                                                           --------------

REGIONAL BANKS  0.7%
PNC Financial Services Group, Inc. .........................    918,800        49,982,720
                                                                           --------------

RESTAURANTS  0.4%
McDonald's Corp. ...........................................    827,600        25,440,424
                                                                           --------------

SEMICONDUCTOR EQUIPMENT  0.5%
Applied Materials, Inc. (a).................................  2,045,000        34,028,800
                                                                           --------------

SEMICONDUCTORS  0.5%
Intel Corp. ................................................  1,607,400        35,925,390
                                                                           --------------

SOFT DRINKS  1.2%
Coca-Cola Co. ..............................................  2,170,100        85,306,631
                                                                           --------------

SYSTEMS SOFTWARE  1.8%
Computer Associates International, Inc. ....................  1,908,000        58,251,240
Microsoft Corp. ............................................  2,398,200        64,295,742
                                                                           --------------
                                                                              122,546,982
                                                                           --------------
THRIFTS & MORTGAGE FINANCE  1.6%
Freddie Mac.................................................  1,602,400       109,379,824
                                                                           --------------

TOBACCO  0.9%
Altria Group, Inc. .........................................  1,029,400        59,180,206
                                                                           --------------

TOTAL LONG-TERM INVESTMENTS  94.2%
  (Cost $5,481,666,397).................................................    6,472,472,006
                                                                           --------------

SHORT-TERM INVESTMENTS  5.9%
REPURCHASE AGREEMENT  1.6%
Bank of America Securities LLC ($112,560,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  1.99%, dated 11/30/04, to be sold on 12/01/04 at $112,566,222)........      112,560,000

U.S. GOVERNMENT AGENCY OBLIGATIONS  4.3%
Federal Home Loan Bank Discount Note ($295,819,000 par, yielding 1.90%,
  12/01/04 maturity)....................................................      295,819,000
                                                                           --------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $408,379,000)...................................................      408,379,000
                                                                           --------------

See Notes to Financial Statements                                             13

VAN KAMPEN GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

DESCRIPTION                                                                   VALUE
----------------------------------------------------------------------------------------

TOTAL INVESTMENTS  100.1%
  (Cost $5,890,045,397)................................................   $6,880,851,006
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.1%)..........................       (6,834,334)
                                                                          --------------
NET ASSETS  100.0%.....................................................   $6,874,016,672
                                                                          ==============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

 14                                            See Notes to Financial Statements

VAN KAMPEN GROWTH AND INCOME FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
November 30, 2004

ASSETS:
Total Investments (Cost $5,890,045,397).....................  $6,880,851,006
Cash........................................................         877,273
Receivables:
  Dividends.................................................      20,666,483
  Fund Shares Sold..........................................      19,222,612
  Investments Sold..........................................       8,353,664
  Interest..................................................           6,222
Other.......................................................         311,710
                                                              --------------
    Total Assets............................................   6,930,288,970
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      40,506,942
  Fund Shares Repurchased...................................       7,619,568
  Distributor and Affiliates................................       4,766,341
  Investment Advisory Fee...................................       1,977,760
Accrued Expenses............................................       1,086,085
Trustees' Deferred Compensation and Retirement Plans........         315,602
                                                              --------------
    Total Liabilities.......................................      56,272,298
                                                              --------------
NET ASSETS..................................................  $6,874,016,672
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $5,824,186,066
Net Unrealized Appreciation.................................     990,805,609
Accumulated Net Realized Gain...............................      38,832,549
Accumulated Undistributed Net Investment Income.............      20,192,448
                                                              --------------
NET ASSETS..................................................  $6,874,016,672
                                                              ==============
NET ASSET VALUE PER COMMON SHARE:...........................
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $5,447,725,403 and 278,689,238 shares of
    beneficial interest issued and outstanding).............  $        19.55
    Maximum sales charge (5.75%* of offering price).........            1.19
                                                              --------------
    Maximum offering price to public........................  $        20.74
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $902,888,718 and 46,607,890 shares of
    beneficial interest issued and outstanding).............  $        19.37
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $468,742,114 and 24,152,644 shares of
    beneficial interest issued and outstanding).............  $        19.41
                                                              ==============
  Class R Shares:
    Net asset value and offering price per share (Based on
    net assets of $19,048,649 and 974,239 shares of
    beneficial interest issued and outstanding).............  $        19.55
                                                              ==============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $35,611,788 and 1,821,148 shares of
    beneficial interest issued and outstanding).............  $        19.55
                                                              ==============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             15

VAN KAMPEN GROWTH AND INCOME FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended November 30, 2004

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of
  $2,725,916)...............................................  $117,163,846
Interest....................................................     4,686,196
                                                              ------------
    Total Income............................................   121,850,042
                                                              ------------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B, C, R and I of $11,314,877, $8,743,000, $4,196,620,
  $63,285 and $0, respectively).............................    24,317,782
Investment Advisory Fee.....................................    21,069,544
Shareholder Services........................................     9,993,370
Custody.....................................................       482,583
Legal.......................................................       213,078
Trustees' Fees and Related Expenses.........................        78,536
Other.......................................................     1,791,776
                                                              ------------
    Total Expenses..........................................    57,946,669
    Less Credits Earned on Cash Balances....................        98,793
                                                              ------------
    Net Expenses............................................    57,847,876
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 64,002,166
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $264,180,489
  Futures...................................................    (4,815,281)
                                                              ------------
Net Realized Gain...........................................   259,365,208
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   461,258,627
  End of the Period.........................................   990,805,609
                                                              ------------
Net Unrealized Appreciation During the Period...............   529,546,982
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $788,912,190
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $852,914,356
                                                              ============

 16                                            See Notes to Financial Statements

VAN KAMPEN GROWTH AND INCOME FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                             FOR THE             FOR THE
                                                           YEAR ENDED          YEAR ENDED
                                                        NOVEMBER 30, 2004   NOVEMBER 30, 2003
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................   $    64,002,166     $   36,719,297
Net Realized Gain.....................................       259,365,208         66,546,576
Net Unrealized Appreciation During the Period.........       529,546,982        478,507,431
                                                         ---------------     --------------
Change in Net Assets from Operations..................       852,914,356        581,773,304
                                                         ---------------     --------------

Distributions from Net Investment Income:
  Class A Shares......................................       (53,007,976)       (26,445,283)
  Class B Shares......................................        (3,991,781)        (2,114,815)
  Class C Shares......................................        (1,895,761)          (780,683)
  Class R Shares......................................          (112,029)            (7,581)
                                                         ---------------     --------------
Total Distributions...................................       (59,007,547)       (29,348,362)
                                                         ---------------     --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...       793,906,809        552,424,942
                                                         ---------------     --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................     2,540,673,075      1,796,198,427
Net Asset Value of Shares Issued Through Dividend
  Reinvestment........................................        52,107,205         25,055,247
Cost of Shares Repurchased............................    (1,034,482,840)      (752,662,185)
                                                         ---------------     --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....     1,558,297,440      1,068,591,489
                                                         ---------------     --------------
TOTAL INCREASE IN NET ASSETS..........................     2,352,204,249      1,621,016,431
NET ASSETS:
Beginning of the Period...............................     4,521,812,423      2,900,795,992
                                                         ---------------     --------------
End of the Period (Including accumulated undistributed
  net investment income of $20,192,448 and
  $15,197,971, respectively)..........................   $ 6,874,016,672     $4,521,812,423
                                                         ===============     ==============

See Notes to Financial Statements                                             17

VAN KAMPEN GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                       YEAR ENDED NOVEMBER 30,
CLASS A SHARES                         --------------------------------------------------------
                                         2004        2003        2002        2001        2000
                                       --------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.............................  $  16.95    $  14.70    $  17.23    $  20.04    $  20.05
                                       --------    --------    --------    --------    --------
  Net Investment Income..............       .23(a)      .19(a)      .17(a)      .23(a)      .23(a)
  Net Realized and Unrealized
    Gain/Loss........................      2.59        2.22       (2.07)       (.71)       2.58
                                       --------    --------    --------    --------    --------
Total from Investment Operations.....      2.82        2.41       (1.90)       (.48)       2.81
                                       --------    --------    --------    --------    --------
Less:
  Distributions from Net Investment
    Income...........................       .22         .16         .19         .21         .19
  Distributions from Net Realized
    Gain.............................       -0-         -0-         .44        2.12        2.63
                                       --------    --------    --------    --------    --------
Total Distributions..................       .22         .16         .63        2.33        2.82
                                       --------    --------    --------    --------    --------
NET ASSET VALUE, END OF THE PERIOD...  $  19.55    $  16.95    $  14.70    $  17.23    $  20.04
                                       ========    ========    ========    ========    ========

Total Return (b).....................    16.72%      16.54%     -11.48%      -2.88%      16.39%
Net Assets at End of the Period (In
  millions)..........................  $5,447.7    $3,359.3    $2,064.2    $1,702.8    $1,286.3
Ratio of Expenses to Average Net
  Assets.............................      .81%        .86%        .85%        .82%        .88%
Ratio of Net Investment Income to
  Average Net Assets.................     1.25%       1.24%       1.05%       1.29%       1.23%
Portfolio Turnover...................       45%         61%         66%        115%         97%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 18                                            See Notes to Financial Statements

VAN KAMPEN GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                        YEAR ENDED NOVEMBER 30,
CLASS B SHARES                              -----------------------------------------------
                                             2004      2003      2002       2001      2000
                                            -----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..................................  $16.81    $14.57    $ 17.09    $19.88    $19.91
                                            ------    ------    -------    ------    ------
  Net Investment Income...................     .09(a)    .07(a)     .04(a)    .09(a)    .09(a)
  Net Realized and Unrealized Gain/Loss...    2.55      2.22      (2.05)     (.70)     2.56
                                            ------    ------    -------    ------    ------
Total from Investment Operations..........    2.64      2.29      (2.01)     (.61)     2.65
                                            ------    ------    -------    ------    ------
Less:
  Distributions from Net Investment
    Income................................     .08       .05        .07       .06       .05
  Distributions from Net Realized Gain....     -0-       -0-        .44      2.12      2.63
                                            ------    ------    -------    ------    ------
Total Distributions.......................     .08       .05        .51      2.18      2.68
                                            ------    ------    -------    ------    ------
NET ASSET VALUE, END OF THE PERIOD........  $19.37    $16.81    $ 14.57    $17.09    $19.88
                                            ======    ======    =======    ======    ======

Total Return (b)..........................  15.76%    15.73%    -12.16%    -3.63%    15.55%
Net Assets at End of the Period (In
  millions)...............................  $902.9    $808.1    $ 627.4    $705.3    $573.4
Ratio of Expenses to Average Net Assets...   1.57%     1.62%      1.60%     1.59%     1.60%
Ratio of Net Investment Income to Average
  Net Assets..............................    .48%      .49%       .27%      .52%      .49%
Portfolio Turnover........................     45%       61%        66%      115%       97%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             19

VAN KAMPEN GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                        YEAR ENDED NOVEMBER 30,
CLASS C SHARES                              -----------------------------------------------
                                             2004      2003      2002       2001      2000
                                            -----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..................................  $16.83    $14.58    $ 17.15    $19.89    $19.92
                                            ------    ------    -------    ------    ------
  Net Investment Income...................     .09(a)    .08(a)     .05(a)    .09(a)    .10(a)
  Net Realized and Unrealized Gain/Loss...    2.57      2.22      (2.11)     (.65)     2.55
                                            ------    ------    -------    ------    ------
Total from Investment Operations..........    2.66      2.30      (2.06)     (.56)     2.65
                                            ------    ------    -------    ------    ------
Less:
  Distributions from Net Investment
    Income................................     .08       .05        .07       .06       .05
  Distributions from Net Realized Gain....     -0-       -0-        .44      2.12      2.63
                                            ------    ------    -------    ------    ------
Total Distributions.......................     .08       .05        .51      2.18      2.68
                                            ------    ------    -------    ------    ------
NET ASSET VALUE, END OF THE PERIOD........  $19.41    $16.83    $ 14.58    $17.15    $19.89
                                            ======    ======    =======    ======    ======

Total Return (b)..........................  15.86%    15.79%(c) -12.15%    -3.62%    15.54%
Net Assets at End of the Period (In
  millions)...............................  $468.7    $346.4    $ 209.1    $179.3    $ 97.9
Ratio of Expenses to Average Net Assets...   1.57%     1.62%      1.60%     1.59%     1.60%
Ratio of Net Investment Income to Average
  Net Assets..............................    .49%      .52%(c)    .29%      .52%      .53%
Portfolio Turnover........................     45%       61%        66%      115%       97%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Ratio of Net Investment Income to Average Net Assets and Total Return of .04%.

 20                                            See Notes to Financial Statements

VAN KAMPEN GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                             OCTOBER 1, 2002
                                                          YEAR ENDED          (COMMENCEMENT
                                                         NOVEMBER 30,         OF INVESTMENT
CLASS R SHARES                                        ------------------     OPERATIONS) TO
                                                       2004        2003     NOVEMBER 30, 2002
                                                      ---------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD............  $16.96      $14.70         $13.67
                                                      ------      ------         ------
  Net Investment Income.............................     .19(a)      .14(a)         .01(a)
  Net Realized and Unrealized Gain..................    2.57        2.24           1.02
                                                      ------      ------         ------
Total from Investment Operations....................    2.76        2.38           1.03
Less Distributions from Net Investment Income.......     .17         .12            -0-
                                                      ------      ------         ------
NET ASSET VALUE, END OF THE PERIOD..................  $19.55      $16.96         $14.70
                                                      ======      ======         ======

Total Return (b)....................................  16.36%      16.31%          7.53%*
Net Assets at End of the Period (In millions).......  $ 19.0      $  8.0         $   .1
Ratio of Expenses to Average Net Assets.............   1.07%       1.15%          1.56%
Ratio of Net Investment Income to Average Net
  Assets............................................   1.02%        .89%          2.45%
Portfolio Turnover..................................     45%         61%            66%
*  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and services of up to .50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             21

VAN KAMPEN GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              OCTOBER 19, 2004
                                                                (COMMENCEMENT
                                                                OF INVESTMENT
CLASS I SHARES                                                 OPERATIONS) TO
                                                              NOVEMBER 30, 2004
                                                              -----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................       $18.34
                                                                   ------
  Net Investment Income.....................................          .05(a)
  Net Realized and Unrealized Gain..........................         1.16
                                                                   ------
Total from Investment Operations............................         1.21
                                                                   ------
NET ASSET VALUE, END OF THE PERIOD..........................       $19.55
                                                                   ======

Total Return................................................        6.60%*
Net Assets at End of the Period (In millions)...............       $ 35.6
Ratio of Expenses to Average Net Assets.....................         .62%
Ratio of Net Investment Income to Average Net Assets........        2.51%
Portfolio Turnover..........................................          45%
*  Non-Annualized

(a) Based on average shares outstanding.

 22                                            See Notes to Financial Statements

VAN KAMPEN GROWTH AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2004

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Growth and Income Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek income and long-term growth of capital. The Fund commenced investment operations on August 1, 1946. The distribution of the Fund's Class B and Class C shares commenced on August 2, 1993. The distribution of the Fund's Class R and Class I Shares commenced on October 1, 2002 and October 19, 2004, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Unlisted securities and listed securities for which the last sales price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distributions and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN GROWTH AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2004 continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At November 30, 2004, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $5,932,297,535
                                                              ==============
Gross tax unrealized appreciation...........................  $1,042,794,063
Gross tax unrealized depreciation...........................     (94,240,592)
                                                              --------------
Net tax unrealized appreciation on investments..............  $  948,553,471
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended November 30, 2004 and 2003 was as follows:

                                                                 2004           2003
Ordinary income.............................................  $59,007,547    $29,348,362

    Due to inherent differences in the recognition of income, expenses, and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting for the 2004 fiscal year have been identified and appropriately reclassified on the Statement of Assets and Liabilities. For the year ended November 30, 2004, a permanent book and tax basis difference relating to the Fund's investment in other regulated investment companies totaling $142 was reclassified from accumulated undistributed net investment income to accumulated net realized loss.

    As of November 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $20,484,571
Undistributed long-term capital gain........................   81,084,686

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended November 30, 2004, the Fund's custody fee was reduced by $98,793 as a result of credits earned on cash balances.

VAN KAMPEN GROWTH AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2004 continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $150 million..........................................     .50%
Next $100 million...........................................     .45%
Next $100 million...........................................     .40%
Over $350 million...........................................     .35%

    For the year ended November 30, 2004, the Fund recognized expenses of approximately $213,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under an Accounting Services agreement the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each fund. For the year ended November 30, 2004, the Fund recognized expenses of approximately $240,800, representing Van Kampen Investments Inc. or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, which are reported as part of "Other" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended November 30, 2004, the Fund recognized expenses of approximately $9,136,500, representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $189,200 are included in "Other" assets on the Statement of Assets and Liabilities at November 30, 2004. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended November 30, 2004, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $142,500.

VAN KAMPEN GROWTH AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2004 continued

3. CAPITAL TRANSACTIONS

At November 30, 2004, capital aggregated $4,607,852,954, $763,923,099,
$401,994,719, $16,930,929 and $33,484,365 for Classes A, B, C, R and I,
respectively. For the year ended November 30, 2004, transactions were as follows:

                                                              SHARES            VALUE
Sales:
  Class A.................................................  121,040,152    $ 2,220,774,009
  Class B.................................................    7,610,966        138,196,249
  Class C.................................................    7,493,627        136,192,401
  Class R.................................................      645,196         11,832,319
  Class I.................................................    1,831,353         33,678,097
                                                            -----------    ---------------
Total Sales...............................................  138,621,294    $ 2,540,673,075
                                                            ===========    ===============
Dividend Reinvestment:
  Class A.................................................    2,582,239    $    46,846,802
  Class B.................................................      202,816          3,653,390
  Class C.................................................       83,704          1,512,029
  Class R.................................................        5,230             94,984
                                                            -----------    ---------------
Total Dividend Reinvestment...............................    2,873,989    $    52,107,205
                                                            ===========    ===============
Repurchases:
  Class A.................................................  (43,072,076)   $  (789,407,318)
  Class B.................................................   (9,288,760)      (169,223,376)
  Class C.................................................   (4,001,674)       (72,964,364)
  Class R.................................................     (146,905)        (2,694,050)
  Class I.................................................      (10,205)          (193,732)
                                                            -----------    ---------------
Total Repurchases.........................................  (56,519,620)   $(1,034,482,840)
                                                            ===========    ===============

VAN KAMPEN GROWTH AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2004 continued

    At November 30, 2003, capital aggregated $3,129,639,461, $791,296,836,
$337,254,653 and $7,697,676 for Classes A, B, C and R, respectively. For the year ended November 30, 2003, transactions were as follows:

                                                               SHARES           VALUE
Sales:
  Class A..................................................   94,369,255    $1,441,066,900
  Class B..................................................   13,084,028       196,437,527
  Class C..................................................    9,953,510       150,752,418
  Class R..................................................      484,802         7,941,582
                                                             -----------    --------------
Total Sales................................................  117,891,595    $1,796,198,427
                                                             ===========    ==============
Dividend Reinvestment:
  Class A..................................................    1,476,039    $   22,499,111
  Class B..................................................      127,902         1,930,160
  Class C..................................................       40,780           618,550
  Class R..................................................          461             7,426
                                                             -----------    --------------
Total Dividend Reinvestment................................    1,645,182    $   25,055,247
                                                             ===========    ==============
Repurchases:
  Class A..................................................  (38,130,842)   $ (575,925,066)
  Class B..................................................   (8,184,600)     (120,992,770)
  Class C..................................................   (3,756,819)      (55,374,652)
  Class R..................................................      (22,641)         (369,697)
                                                             -----------    --------------
Total Repurchases..........................................  (50,094,902)   $ (752,662,185)
                                                             ===========    ==============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the years ended November 30, 2004 and 2003, 2,071,316 and 402,959 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received thereon, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the years ended November 30, 2004 and 2003, 207,040 and 0 Class C Shares converted to Class A Shares, respectively. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on

VAN KAMPEN GROWTH AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2004 continued

most redemptions made within five years of the purchase for Class B Shares and one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the year ended November 30, 2004, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $2,267,800 and CDSC on redeemed shares of approximately $1,497,500. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $3,831,297,135 and $2,450,053,086, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    During the period, the Fund invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in stock index futures. These contracts are generally used as a substitute for purchasing and selling specific securities. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a future commission merchant pursuant to rules and regulations promulgated in the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin).

VAN KAMPEN GROWTH AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2004 continued

    Transactions in futures contracts for the year ended November 30, 2004, were as follows:

                                                              CONTRACTS
Outstanding at November 30, 2003............................      -0-
Futures Opened..............................................    2,420
Futures Closed..............................................   (2,420)
                                                               ------
Outstanding at November 30, 2004............................      -0-
                                                               ======

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares, Class C Shares and Class R Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets, up to 1.00% each for Class B and Class C average daily net assets, and up to .50% of Class R average daily net assets are accrued daily. The annual fees of Class A Shares and Class R Shares are paid quarterly, and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $5,314,300 and $270,300, for Class B and Class C shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the year ended November 30, 2004, are payments retained by Van Kampen of approximately $8,429,600, and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $2,261,100.

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

VAN KAMPEN GROWTH AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2004 continued

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of the Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a propriety sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the Van Kampen funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph.

    The defendants have moved to dismiss these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN GROWTH AND INCOME FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Growth and Income Fund

    We have audited the accompanying statement of assets and liabilities of Van Kampen Growth and Income Fund (the "Fund"), including the portfolio of investments, as of November 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Growth and Income Fund at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           -s- Ernst & Young LLP

                                                               Chicago, Illinois
                                                                 January 7, 2005

VAN KAMPEN GROWTH AND INCOME FUND

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 W. Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110


LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER, & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended November 30, 2004. For corporate shareholders, 100% of the distributions qualify for the dividends received deduction. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of $59,007,547 as taxed at a maximum of 15%. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN GROWTH AND INCOME FUND

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management (the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser or its affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (59)              Trustee      Trustee     Chairman and Chief             85       Trustee/Director/Managing
Blistex Inc.                                 since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                         Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                      health care products
                                                         manufacturer. Director of
                                                         the Heartland Alliance, a
                                                         nonprofit organization
                                                         serving human needs based
                                                         in Chicago. Director of
                                                         St. Vincent de Paul
                                                         Center, a Chicago based
                                                         day care facility serving
                                                         the children of low
                                                         income families. Board
                                                         member of the Illinois
                                                         Manufacturers'
                                                         Association.

J. Miles Branagan (72)          Trustee      Trustee     Private investor.              83       Trustee/Director/Managing
1632 Morning Mountain Road                   since 1991  Co-founder, and prior to                General Partner of funds
Raleigh, NC 27614                                        August 1996, Chairman,                  in the Fund Complex.
                                                         Chief Executive Officer
                                                         and President, MDT
                                                         Corporation (now known as
                                                         Getinge/Castle, Inc., a
                                                         subsidiary of Getinge
                                                         Industrier AB), a company
                                                         which develops,
                                                         manufactures, markets and
                                                         services medical and
                                                         scientific equipment.

VAN KAMPEN GROWTH AND INCOME FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jerry D. Choate (66)            Trustee      Trustee     Prior to January 1999,         83       Trustee/Director/Managing
33971 Selva Road                             since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                     Allstate Corporation                    Director of Amgen Inc., a
                                                         ("Allstate") and Allstate               biotechnological company,
                                                         Insurance Company. Prior                and Director of Valero
                                                         to January 1995,                        Energy Corporation, an
                                                         President and Chief                     independent refining
                                                         Executive Officer of                    company.
                                                         Allstate. Prior to August
                                                         1994, various management
                                                         positions at Allstate.

VAN KAMPEN GROWTH AND INCOME FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (64)               Trustee      Trustee     President of CAC, L.L.C.,      85       Trustee/Director/Managing
CAC, L.L.C.                                  since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                               offering capital                        in the Fund Complex.
Suite 980                                                investment and management               Director of Stericycle,
San Diego, CA 92122-6223                                 advisory services. Prior                Inc., Ventana Medical
                                                         to February 2001, Vice                  Systems, Inc., and GATX
                                                         Chairman and Director of                Corporation, and Trustee
                                                         Anixter International,                  of The Scripps Research
                                                         Inc., a global                          Institute and the
                                                         distributor of wire,                    University of Chicago
                                                         cable and communications                Hospitals and Health
                                                         connectivity products.                  Systems. Prior to January
                                                         Prior to July 2000,                     2004, Director of
                                                         Managing Partner of                     TeleTech Holdings Inc.
                                                         Equity Group Corporate                  and Arris Group, Inc.
                                                         Investment (EGI), a                     Prior to May 2002,
                                                         company that makes                      Director of Peregrine
                                                         private investments in                  Systems Inc. Prior to
                                                         other companies.                        February 2001, Director
                                                                                                 of IMC Global Inc. Prior
                                                                                                 to July 2000, Director of
                                                                                                 Allied Riser
                                                                                                 Communications Corp.,
                                                                                                 Matria Healthcare Inc.,
                                                                                                 Transmedia Networks,
                                                                                                 Inc., CNA Surety, Corp.
                                                                                                 and Grupo Azcarero Mexico
                                                                                                 (GAM).

VAN KAMPEN GROWTH AND INCOME FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (56)         Trustee      Trustee     Managing Partner of            83       Trustee/Director/Managing
Heidrick & Struggles                         since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                   executive search firm.                  in the Fund Complex.
Suite 7000                                               Trustee on the University
Chicago, IL 60606                                        of Chicago Hospitals
                                                         Board, Vice Chair of the
                                                         Board of the YMCA of
                                                         Metropolitan Chicago and
                                                         a member of the Women's
                                                         Board of the University
                                                         of Chicago. Prior to
                                                         1997, Partner of Ray &
                                                         Berndtson, Inc., an
                                                         executive recruiting
                                                         firm. Prior to 1996,
                                                         Trustee of The
                                                         International House
                                                         Board, a fellowship and
                                                         housing organization for
                                                         international graduate
                                                         students. Prior to 1995,
                                                         Executive Vice President
                                                         of ABN AMRO, N.A., a bank
                                                         holding company. Prior to
                                                         1992, Executive Vice
                                                         President of La Salle
                                                         National Bank.

R. Craig Kennedy (52)           Trustee      Trustee     Director and President of      83       Trustee/Director/Managing
1744 R Street, NW                            since 1993  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                     of the United States, an                in the Fund Complex.
                                                         independent U.S.
                                                         foundation created to
                                                         deepen understanding,
                                                         promote collaboration and
                                                         stimulate exchanges of
                                                         practical experience
                                                         between Americans and
                                                         Europeans. Formerly,
                                                         advisor to the Dennis
                                                         Trading Group Inc., a
                                                         managed futures and
                                                         option company that
                                                         invests money for
                                                         individuals and
                                                         institutions. Prior to
                                                         1992, President and Chief
                                                         Executive Officer,
                                                         Director and member of
                                                         the Investment Committee
                                                         of the Joyce Foundation,
                                                         a private foundation.

Howard J Kerr (69)              Trustee      Trustee     Prior to 1998, President       85       Trustee/Director/Managing
736 North Western Avenue                     since 2003  and Chief Executive                     General Partner of funds
P.O. Box 317                                             Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                    Corporation, Inc., an                   Director of the Lake
                                                         investment holding                      Forest Bank & Trust.
                                                         company. Director of the
                                                         Marrow Foundation.

VAN KAMPEN GROWTH AND INCOME FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (68)             Trustee      Trustee     President of Nelson            83       Trustee/Director/Managing
423 Country Club Drive                       since 1987  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                    Services, Inc., a                       in the Fund Complex.
                                                         financial planning
                                                         company and registered
                                                         investment adviser in the
                                                         State of Florida.
                                                         President of Nelson Ivest
                                                         Brokerage Services Inc.,
                                                         a member of the NASD,
                                                         Securities Investors
                                                         Protection Corp. and the
                                                         Municipal Securities
                                                         Rulemaking Board.
                                                         President of Nelson Sales
                                                         and Services Corporation,
                                                         a marketing and services
                                                         company to support
                                                         affiliated companies.

Hugo F. Sonnenschein (64)       Trustee      Trustee     President Emeritus and         85       Trustee/Director/Managing
1126 E. 59th Street                          since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                        University of Chicago and               in the Fund Complex.
                                                         the Adam Smith                          Director of Winston
                                                         Distinguished Service                   Laboratories, Inc.
                                                         Professor in the
                                                         Department of Economics
                                                         at the University of
                                                         Chicago. Prior to July
                                                         2000, President of the
                                                         University of Chicago.
                                                         Trustee of the University
                                                         of Rochester and a member
                                                         of its investment
                                                         committee. Member of the
                                                         National Academy of
                                                         Sciences, the American
                                                         Philosophical Society and
                                                         a fellow of the American
                                                         Academy of Arts and
                                                         Sciences.

Suzanne H. Woolsey, Ph.D. (63)  Trustee      Trustee     Chief Communications           83       Trustee/Director/Managing
815 Cumberstone Road                         since 1999  Officer of the National                 General Partner of funds
Harwood, MD 20776                                        Academy of                              in the Fund Complex.
                                                         Sciences/National                       Director of Fluor Corp.,
                                                         Research Council, an                    an engineering,
                                                         independent, federally                  procurement and
                                                         chartered policy                        construction
                                                         institution, from 2001 to               organization, since
                                                         November 2003 and Chief                 January 2004 and Director
                                                         Operating Officer from                  of Neurogen Corporation,
                                                         1993 to 2001. Director of               a pharmaceutical company,
                                                         the Institute for Defense               since January 1998.
                                                         Analyses, a federally
                                                         funded research and
                                                         development center,
                                                         Director of the German
                                                         Marshall Fund of the
                                                         United States, Director
                                                         of the Rocky Mountain
                                                         Institute and Trustee of
                                                         Colorado College. Prior
                                                         to 1993, Executive
                                                         Director of the
                                                         Commission on Behavioral
                                                         and Social Sciences and
                                                         Education at the National
                                                         Academy of
                                                         Sciences/National
                                                         Research Council. From
                                                         1980 through 1989,
                                                         Partner of Coopers &
                                                         Lybrand.

VAN KAMPEN GROWTH AND INCOME FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:*

                                                                                   NUMBER OF
                                             TERM OF                                FUNDS IN
                                            OFFICE AND                                FUND
                               POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS           HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (51)        Trustee,     Trustee     President and Chief            83       Trustee/Director/Managing
1221 Avenue of the Americas    President    since       Executive Officer of                    General Partner of funds
New York, NY 10020             and Chief    1999;       funds in the Fund                       in the Fund Complex.
                               Executive    President   Complex. Chairman,
                               Officer      and Chief   President, Chief
                                            Executive   Executive Officer and
                                            Officer     Director of the Adviser
                                            since 2002  and Van Kampen Advisors
                                                        Inc. since December 2002.
                                                        Chairman, President and
                                                        Chief Executive Officer
                                                        of Van Kampen Investments
                                                        since December 2002.
                                                        Director of Van Kampen
                                                        Investments since
                                                        December 1999. Chairman
                                                        and Director of Van
                                                        Kampen Funds Inc. since
                                                        December 2002. President,
                                                        Director and Chief
                                                        Operating Officer of
                                                        Morgan Stanley Investment
                                                        Management since December
                                                        1998. President and
                                                        Director since April 1997
                                                        and Chief Executive
                                                        Officer since June 1998
                                                        of Morgan Stanley
                                                        Investment Advisors Inc.
                                                        and Morgan Stanley
                                                        Services Company Inc.
                                                        Chairman, Chief Executive
                                                        Officer and Director of
                                                        Morgan Stanley
                                                        Distributors Inc. since
                                                        June 1998. Chairman since
                                                        June 1998, and Director
                                                        since January 1998 of
                                                        Morgan Stanley Trust.
                                                        Director of various
                                                        Morgan Stanley
                                                        subsidiaries. President
                                                        of the Morgan Stanley
                                                        Funds since May 1999.
                                                        Previously Chief
                                                        Executive Officer of Van
                                                        Kampen Funds Inc. from
                                                        December 2002 to July
                                                        2003, Chief Strategic
                                                        Officer of Morgan Stanley
                                                        Investment Advisors Inc.
                                                        and Morgan Stanley
                                                        Services Company Inc. and
                                                        Executive Vice President
                                                        of Morgan Stanley
                                                        Distributors Inc. from
                                                        April 1997 to June 1998.
                                                        Chief Executive Officer
                                                        from September 2002 to
                                                        April 2003 and Vice
                                                        President from May 1997
                                                        to April 1999 of the
                                                        Morgan Stanley Funds.

VAN KAMPEN GROWTH AND INCOME FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                   NUMBER OF
                                             TERM OF                                FUNDS IN
                                            OFFICE AND                                FUND
                               POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS           HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (58)   Trustee      Trustee     Advisory Director of           85       Trustee/Director/Managing
1 Parkview Plaza                            since 1999  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                           December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                              Director, President,
                                                        Chief Executive Officer
                                                        and Managing Director of
                                                        Van Kampen Investments
                                                        and its investment
                                                        advisory, distribution
                                                        and other subsidiaries.
                                                        Prior to December 2002,
                                                        President and Chief
                                                        Executive Officer of
                                                        funds in the Fund
                                                        Complex. Prior to May
                                                        1998, Executive Vice
                                                        President and Director of
                                                        Marketing at Morgan
                                                        Stanley and Director of
                                                        Dean Witter, Discover &
                                                        Co. and Dean Witter
                                                        Realty. Prior to 1996,
                                                        Director of Dean Witter
                                                        Reynolds Inc.

Wayne W. Whalen* (65)          Trustee      Trustee     Partner in the law firm        85       Trustee/Director/Managing
333 West Wacker Drive                       since 1987  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                       Meagher & Flom LLP, legal               in the Fund Complex.
                                                        counsel to funds in the
                                                        Fund Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates. Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN GROWTH AND INCOME FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                       TERM OF
                                                      OFFICE AND
                                   POSITION(S)        LENGTH OF
NAME, AGE AND                       HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                    FUND              SERVED    DURING PAST 5 YEARS
Stefanie V. Chang (38)       Vice President and       Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas  Secretary                since 2003  Vice President of funds in the Fund Complex.
New York, NY 10020

Amy R. Doberman (42)         Vice President           Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                           since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                Management, Inc., Morgan Stanley Investment Advisers Inc.
                                                                  and the Adviser. Vice President of the Morgan Stanley
                                                                  Institutional and Retail Funds since July 2004 and Vice
                                                                  President of funds in the Fund Complex as of August 2004.
                                                                  Previously, Managing Director and General Counsel of
                                                                  Americas, UBS Global Asset Management from July 2000 to July
                                                                  2004 and General Counsel of Aeitus Investment Management,
                                                                  Inc. from January 1997 to July 2000.

James M. Dykas (38)          Chief Financial Officer  Officer     Executive Director of Van Kampen Asset Management and Morgan
1 Parkview Plaza             and Treasurer            since 1999  Stanley Investment Management. Chief Financial Officer and
Oakbrook Terrace, IL 60181                                        Treasurer of funds in the Fund Complex. Prior to August
                                                                  2004, Assistant Treasurer of funds in the Fund Complex.

Joseph J. McAlinden (61)     Executive Vice           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas  President and Chief      since 2002  Stanley Investment Advisors Inc., and Morgan Stanley
New York, NY 10020           Investment Officer                   Investment Management Inc. and Director of Morgan Stanley
                                                                  Trust for over 5 years. Executive Vice President and Chief
                                                                  Investment Officer of funds in the Fund Complex. Managing
                                                                  Director and Chief Investment Officer of Van Kampen
                                                                  Investments, the Adviser and Van Kampen Advisors Inc. since
                                                                  December 2002.

VAN KAMPEN GROWTH AND INCOME FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                       TERM OF
                                                      OFFICE AND
                                   POSITION(S)        LENGTH OF
NAME, AGE AND                       HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                    FUND              SERVED    DURING PAST 5 YEARS

Ronald E. Robison (65)       Executive Vice           Officer     Principal Executive Officer of funds in the Fund Complex
1221 Avenue of the Americas  President and            since 2003  since May 2003. Chief Executive Officer and Chairman of
New York, NY 10020           Principal Executive                  Investor Services. Executive Vice President and Principal
                             Officer                              Executive Officer of funds in the Fund Complex. Managing
                                                                  Director of Morgan Stanley. Chief Administrative Officer,
                                                                  Managing Director and Director of Morgan Stanley Investment
                                                                  Advisors Inc., Morgan Stanley Services Company Inc. and
                                                                  Managing Director and Director of Morgan Stanley
                                                                  Distributors Inc. Chief Executive Officer and Director of
                                                                  Morgan Stanley Trust. Executive Vice President and Principal
                                                                  Executive Officer of the Institutional and Retail Morgan
                                                                  Stanley Funds; Director of Morgan Stanley SICAV; previously
                                                                  Chief Global Operations Officer and Managing Director of
                                                                  Morgan Stanley Investment Management Inc.

John L. Sullivan (49)        Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza             Officer                  since 1996  August 2004. Director and Managing Director of Van Kampen
Oakbrook Terrace, IL 60181                                        Investments, the Adviser, Van Kampen Advisors Inc. and
                                                                  certain other subsidiaries of Van Kampen Investments. Prior
                                                                  August 2004, Vice President, Chief Financial Officer and
                                                                  Treasurer of funds in the Fund Complex and head of Fund
                                                                  Accounting for Morgan Stanley Investment Management. Prior
                                                                  to December 2002, Executive Director of Van Kampen
                                                                  Investments, the Adviser and Van Kampen Advisors Inc.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2004 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC. 21, 121, 221, 321
GI ANR 1/05 RN04-02966P-Y11/04
                                                   (VAN KAMPEN INVESTMENTS LOGO)

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Further, due to personnel changes at the Adviser, the list of Covered Officers set forth in Exhibit B and the General Counsel designee to whom questions about the application of the Code should be referred in Exhibit C have been amended.

(d) Not applicable.

(e) Not applicable.

(f)

         (1) The Fund's Code of Ethics is attached hereto as Exhibit 11A.

         (2) Not applicable.

         (3) Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : J. Miles Branagan, Jerry Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

   2004
                                            REGISTRANT      COVERED ENTITIES(1)
      AUDIT FEES........................    $31,500         N/A

      NON-AUDIT FEES
                AUDIT-RELATED FEES......    $0              $115,000(2)
                TAX FEES................    $1,500(3)       $42,141(4)
                ALL OTHER FEES..........    $0              $140,435(5)
      TOTAL NON-AUDIT FEES..........        $1,500          $297,576

      TOTAL.............................    $33,000         $297,576

   2003
                                            REGISTRANT      COVERED ENTITIES(1)
      AUDIT FEES........................    $27,630         N/A

      NON-AUDIT FEES
                AUDIT-RELATED FEES.....     $0              $93,000(2)
                TAX FEES................    $1,370(3)       $70,314(4)
                ALL OTHER FEES..........    $0              $262,325(6)
      TOTAL NON-AUDIT FEES.........         $1,370          $425,639

      TOTAL.............................    $29,000         $425,639

      N/A- Not applicable, as not required by Item 4.

      (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

      (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

      (3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

      (4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

      (5) All Other Fees represent attestation services provided in connection with performance presentation standards.

      (6) All Other Fees represent attestation services provided in connection with performance presentation standards, general industry education seminars provided, and a regulatory review project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

              AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)


1.   STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

         For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

         The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

--------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.
(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.   DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.


3.   AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the Audit services in Appendix
B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


4.   AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


5.   TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the

Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).


6.   ALL OTHER SERVICES

         The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

         The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

         A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.


7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).


8.   PROCEDURES

         All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.   ADDITIONAL REQUIREMENTS

         The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.


10.  COVERED ENTITIES

         Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:


    -    Van Kampen Investments Inc.
    -    Van Kampen Asset Management
    -    Van Kampen Advisors Inc.
    -    Van Kampen Funds Inc.
    -    Van Kampen Investor Services Inc.
    -    Morgan Stanley Investment Management Inc.
    -    Morgan Stanley Trust Company
    -    Morgan Stanley Investment Management Ltd.
    -    Morgan Stanley Investment Management Company
    -    Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f)     Not applicable.

(g)    See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5.  Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Craig Kennedy, Jerry Choate, Rod Dammeyer.

(b) Not applicable.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Growth and Income Fund

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 20, 2005

By:  /s/ James M. Dykas
     ------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: January 20, 2005